Leases	12 Months Ended
Mar. 26, 2022
Leases [Abstract]
Leases
11.	Leases:
Amounts recognized in the consolidated statement of operations were as follows:

	March 26, 2022	March 27, 2021	March 28, 2020
		(In thousands)
Fixed operating lease expense	$12,155	$12,495	$12,704
Variable operating lease expense (1)	3,482	927	4,437

Total lease expense	$15,637	$13,422	$17,141

(1)
In May 2020, the FASB issued guidance to Topic 842, Leases, exempting lessees from determining whether
COVID-19
related rent concessions are lease modifications when certain conditions are met. In accordance with the guidance issued, the Company adopted the amendment effective March 29, 2020 and elected not to treat COVID-19 related rent concessions as lease modifications. As such, for the period ended March 26, 2022, rent concessions of $1.5 million (March 27, 2021 of $4.1 million, March 28, 2020 of nil) were recognized in the consolidated statement of operations as a negative variable rent expense.

Variable operating lease expense includes percentage rent, taxes, mall advertising and common area maintenance charges
The weighted average remaining operating lease term was 5 years and the weighted average discount rate was 10.0% for all of the Company’s operating leases as of March 26, 2022.
The following table provides supplemental cash flow information related to the Company’s operating leases:

	March 26, 2022	March 27, 2021	March 28, 2020
		(In thousands)
Cash outflows from operating activities attributable to operating leases (1)	$11,954	$9,186	$10,245
Right-of-use assets obtained in exchange for Operating lease liabilities (2)	5,612	2,562	3,509

(1)	Net of $1.5 million rent concessions associated to base rent for the period ended March 26, 2022 and net of $4.1 million rent concessions associated to base rent for the period ended March 27, 2021.
(2)
Right-of-use
assets obtained are recognized net of leasehold inducements. For the period ending March 26, 2022, leasehold inducements totaled $1.0 million of which $0.7 million is included in Accounts Receivable. For the period ending March 27, 2021, leasehold inducements totaled $2.3 million of which $1.1 million is included in Accounts Receivable.

The following table reconciles the undiscounted cash flows expected to be paid in each of the next five fiscal years and thereafter to the operating lease liability recorded on the Consolidated Balance Sheet for operating leases and finance leases which is included in long-term debt on the existing as of March 27, 2021.

Minimum Lease Payments as of March 26, 2022
(in thousands)
Year ending March:	Operating
2023	13,961
2024	13,379
2025	12,455
2026	11,373
2027	10,968
Thereafter	53,059

Total minimum lease payments	115,195
Less: amount of total minimum lease payments representing interest	(41,475)

Present value of future total minimum lease payments	73,720
Less: current portion of lease liabilities	(6,963)
Long-term lease liabilities	$66,757